Prepaid Expenses (Tables)	12 Months Ended
Feb. 29, 2024
Notes and other explanatory information [abstract]
Prepaid expenses are comprised of the following:

Prepaid expenses are comprised of the following:

	February 29, 2024 $	February 28, 2023 $
Excess payments made to credit cards	2,973	34,797
Expenses paid in advance:
Business development	219,794	272,215
Mining exploration and metallurgy	86,195	139,733
General administrative expenses	40,148	78,750
Consulting fees	40,000	245,105
Professional fees	22,328	30,000
Total	411,438	800,600